Other Disclosures - Capital Management - Additional Information (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Disclosures [Abstract]
Total cash held	kr 102,255	kr 726,929
Percentage of subscribed share capital lost	50.00%